Investment and Fair Value Measurement (Details) - Schedule of quantitative information about the group’s level 3 fair value measurements of investment - Warrants [Member]	12 Months Ended
Dec. 31, 2020
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Valuation technique	Black-Scholes Model
Unobservable input	Estimated time to exit Historical Volatility
Range (weighted average)	6 months 122%